Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Deficit	Noncontrolling Interests
Balance at Dec. 31, 2009	$ 2,873,776	$ 25,000	$ 6,420,858	$ (3,572,082)
Balance, shares at Dec. 31, 2009		25,000,000
Net income	52,243			168,813	(116,570)
Consideration issued in Acquisition (as defined in Note 1) (in shares)		22,697,921
Consideration issued in Acquisition (as defined in Note 1)	5,027,433	22,698	5,004,735
Noncontrolling interest resulting from Acquisition (as defined in Note 1)			(411,163)		411,163
Equity-based compensation expense	2,402		2,402
Compensation expense related to employee stock issuances (in shares)		112,920
Compensation expense related to employee stock issuances	17,938	113	17,825
Stock warrants exercised (in shares)		1,645,000
Stock warrants exercised	1,645	1,645
Balance at Dec. 31, 2010	7,975,437	49,456	11,034,657	(3,403,269)	294,593
Balance, shares at Dec. 31, 2010		49,455,841
Net income	1,001,605			888,611	112,994
Equity-based compensation expense	102,238		102,238
Balance at Dec. 31, 2011	$ 9,079,280	$ 49,456	$ 11,136,895	$ (2,514,658)	$ 407,587
Balance, shares at Dec. 31, 2011		49,455,841